RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

11. RELATED PARTIES TRANSACTIONS

(a)	The Company had the following balances due to related parties:

(b)

	Relationship	Dec 31, 2023	Dec 31, 2022
Shufang Zeng	Shareholder and director of the Company	186,520	-
Junze Zhang	Chairman of the Company Joint Meeting	766,638	698,624
Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,188	6,356
Total		$959,346	$704,980

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

From time to time, the CEO of the Company advanced funds to the Company for working capital purpose.

(b) Transactions

	For the years ended December 31,
	2023	2022
Cash advance from related parties
Qing Zuo	-	151
Junze Zhang	67,472	43,317
Shufang Zeng	186,520	-
	$253,992	$43,488

(c)	The Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	For the years ended December 31,
	2023	2022
Songlin Zhu	$209,432	-
Zheng Pei	33,257	-
Xinwen Yang	2,808	-
	$245,497	$-